CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Cash and cash deposits:
Cash and cash equivalents		¥ 2,354,639	¥ 2,536,840
Time deposits		315,445	207,792
Deposits with stock exchanges and other segregated cash		288,962	227,456
Total cash and cash deposits		2,959,046	2,972,088
Loans and receivables:
Loans receivable (including \537,664 million and \554,137 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		2,462,503	1,875,828
Receivables from customers (including \1,281 million and \13 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		442,343	308,086
Receivables from other than customers		1,216,382	1,005,766
Allowance for doubtful accounts		(3,514)	(3,551)
Total loans and receivables		4,117,714	3,186,129
Collateralized agreements:
Securities purchased under agreements to resell (including \1,089,000 million and \1,186,096 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		9,853,898	11,456,591
Securities borrowed		6,383,845	7,273,234
Total collateralized agreements		16,237,743	18,729,825
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \5,123,444 million and \5,486,551 million in 2017 and 2018, respectively; including \7,334 million and \7,047 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		14,967,557	15,165,310
Private equity investments (including \7,451 million and \4,416 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		17,466	27,054
Total trading assets and private equity investments		14,985,023	15,192,364
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \445,000 million and \397,834 million in 2017 and 2018, respectively)		338,984	349,696
Non-trading debt securities		485,891	775,025
Investments in equity securities		150,760	146,730
Investments in and advances to affiliated companies		408,034	420,116
Other (including \177,726 million and \176,029 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		908,134	1,080,105
Total other assets		2,291,803	2,771,672
Total assets		40,591,329	42,852,078
LIABILITIES AND EQUITY
Short-term borrowings (including \401,300 million and \372,188 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)	[1]	743,497	543,049
Payables and deposits:
Payables to customers		1,176,773	1,065,920
Payables to other than customers		1,476,540	1,509,672
Deposits received at banks		1,151,342	1,132,843
Total payables and deposits		3,804,655	3,708,435
Collateralized financing:
Securities sold under agreements to repurchase (including \390,677 million and \435,905 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		14,759,010	17,095,898
Securities loaned (including \149,377 million and \133,375 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		1,524,363	1,627,124
Other secured borrowings		413,621	338,069
Total collateralized financing		16,696,994	19,061,091
Trading liabilities		8,213,318	8,191,794
Other liabilities (including \11,202 million and \25,482 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		950,534	1,308,510
Long-term borrowings (including \2,562,962 million and \2,857,835 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		7,382,507	7,195,408
Total liabilities		37,791,505	40,008,287
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2017 and 2018, Issued-3,822,562,601 shares in 2017 and 3,643,562,601 shares in 2018, Outstanding-3,528,429,451 shares in 2017 and 3,392,937,486 shares in 2018		594,493	594,493
Additional paid-in capital		675,280	681,329
Retained earnings		1,696,890	1,663,234
Accumulated other comprehensive income		(59,356)	33,652
Total NHI shareholder's equity before treasury stock		2,907,307	2,972,708
Common stock held in treasury, at cost-294,133,150 shares in 2017 and 250,625,115 shares in 2018		(157,987)	(182,792)
Total NHI shareholders' equity		2,749,320	2,789,916
Noncontrolling interests		50,504	53,875
Total equity		2,799,824	2,843,791
Total liabilities and equity		40,591,329	42,852,078
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		23,000	4,000
Total cash and cash deposits		23,000	4,000
Trading assets and private equity investments:
Private equity investments (including \7,451 million and \4,416 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		2,000	2,000
Total trading assets and private equity investments		1,186,000	1,400,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \445,000 million and \397,834 million in 2017 and 2018, respectively)		25,000	15,000
Other (including \177,726 million and \176,029 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		66,000	44,000
Total other assets		91,000	59,000
Total assets		1,300,000	1,463,000
LIABILITIES AND EQUITY
Short-term borrowings (including \401,300 million and \372,188 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		124,000	103,000
Collateralized financing:
Trading liabilities		22,000	18,000
Other liabilities (including \11,202 million and \25,482 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		2,000	2,000
Long-term borrowings (including \2,562,962 million and \2,857,835 million measured at fair value by applying the fair value option in 2017 and 2018, respectively)		829,000	851,000
Borrowings		953,000	954,000
Total liabilities		¥ 977,000	¥ 974,000

[1]	Includes secured borrowings of \158,156 million as of March 31, 2017 and \96,840 million as of March 31, 2018.